United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON SELECT FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2025

Date of reporting period: October 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 88.78%
U.S. Treasury Obligations - 88.78%
U.S. Treasury Bills,
5.342%, Due 11/7/2024A	$6,600,000	$6,594,875
5.383%, Due 11/14/2024A	1,300,000	1,297,812
5.354%, Due 11/21/2024A	1,100,000	1,097,177
5.229%, Due 11/29/2024A	1,000,000	996,417
5.314%, Due 12/5/2024	6,000,000	5,973,962
5.151%, Due 1/9/2025	5,500,000	5,452,918
5.063%, Due 1/16/2025A	1,700,000	1,683,944
4.946%, Due 1/23/2025	5,000,000	4,948,817
4.602%, Due 2/13/2025A	1,250,000	1,233,979
4.432%, Due 4/10/2025	5,000,000	4,903,826

Total Short-Term Investments (Cost $34,169,700)		34,183,727

TOTAL INVESTMENTS - 88.78% (Cost $34,169,700)		34,183,727
OTHER ASSETS, NET OF LIABILITIES - 11.22%		4,321,050

TOTAL NET ASSETS - 100.00%		$38,504,777

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Long Futures Contracts Open on October 31, 2024:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	10	December 2024	$1,137,105	$1,085,000	$(52,105)
COMEX Gold 100 Troy Ounces FuturesA	42	December 2024	10,718,374	11,547,060	828,686
COMEX Silver FuturesA	27	December 2024	4,292,698	4,427,460	134,762

			$16,148,177	$17,059,520	$911,343

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini NASDAQ 100 Index Futures	12	December 2024	$4,825,625	$4,805,220	$(20,405)
CME E-Mini Russell 2000 Index Futures	33	December 2024	3,693,771	3,644,190	(49,581)
CME E-Mini S&P 500 Index Futures	38	December 2024	10,858,738	10,903,150	44,412
Eurex DAX Index Futures	12	December 2024	6,225,972	6,249,775	23,803
Eurex EURO STOXX 50 Futures	71	December 2024	3,829,118	3,733,310	(95,808)
ICE FTSE 100 Index Futures	33	December 2024	3,533,880	3,458,191	(75,689)
TSE TOPIX Futures	12	December 2024	2,082,333	2,128,077	45,744

			$35,049,437	$34,921,913	$(127,524)

Short Futures Contracts Open on October 31, 2024:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
ICE Brent Crude Oil FuturesA	10	November 2024	$(721,797)	$(728,100)	$(6,303)
NYMEX Light Sweet Crude Oil FuturesA	5	November 2024	(337,922)	(346,300)	(8,378)

			$(1,059,719)	$(1,074,400)	$(14,681)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	65	December 2024	$(7,002,197)	$(6,970,234)	$31,963
CBOT 10 Year U.S. Treasury Notes Futures	62	December 2024	(6,883,503)	(6,849,063)	34,440

See accompanying notes

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

Short Futures Contracts Open on October 31, 2024 (continued):

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	20	December 2024	$(2,363,479)	$(2,359,375)	$4,104
CBOT Ultra Long-Term U.S. Treasury Bond Futures	14	December 2024	(1,759,641)	(1,758,750)	891
Eurex 5 Year Euro BOBL Futures	24	December 2024	(3,085,697)	(3,084,424)	1,273
Eurex 10 Year Euro BUND Futures	28	December 2024	(4,029,927)	(4,014,232)	15,695
ICE Long Gilt Futures	34	December 2024	(4,221,512)	(4,122,838)	98,674

			$(29,345,956)	$(29,158,916)	$187,040

A	All or a portion represents positions held by the American Beacon Cayman Trend Company, Ltd.

Forward Foreign Currency Contracts Open on October 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	59,595	NZD	59,770	11/1/2024	HUB	$—	$(175)	$(175)
USD	59,725	NZD	59,770	11/1/2024	HUB	—	(45)	(45)
USD	59,925	NZD	59,770	11/1/2024	HUB	155	—	155
GBP	64,473	USD	64,891	11/1/2024	HUB	—	(418)	(418)
USD	64,843	GBP	64,473	11/1/2024	HUB	370	—	370
USD	65,229	JPY	65,815	11/1/2024	HUB	—	(586)	(586)
USD	65,252	JPY	65,815	11/1/2024	HUB	—	(563)	(563)
USD	65,269	JPY	65,815	11/1/2024	HUB	—	(546)	(546)
USD	65,404	AUD	65,810	11/1/2024	HUB	—	(406)	(406)
USD	65,409	AUD	65,810	11/1/2024	HUB	—	(401)	(401)
USD	65,419	AUD	65,810	11/1/2024	HUB	—	(391)	(391)
USD	65,453	AUD	65,810	11/1/2024	HUB	—	(357)	(357)
USD	65,554	AUD	65,810	11/1/2024	HUB	—	(256)	(256)
USD	65,572	AUD	65,810	11/1/2024	HUB	—	(238)	(238)
USD	65,607	AUD	65,810	11/1/2024	HUB	—	(203)	(203)
USD	65,682	AUD	65,810	11/1/2024	HUB	—	(128)	(128)
USD	65,704	AUD	65,810	11/1/2024	HUB	—	(106)	(106)
USD	65,713	AUD	65,810	11/1/2024	HUB	—	(97)	(97)
USD	65,761	AUD	65,810	11/1/2024	HUB	—	(49)	(49)
USD	65,767	AUD	65,810	11/1/2024	HUB	—	(43)	(43)
USD	65,786	AUD	65,810	11/1/2024	HUB	—	(24)	(24)
USD	65,807	AUD	65,810	11/1/2024	HUB	—	(3)	(3)
USD	65,814	AUD	65,810	11/1/2024	HUB	4	—	4
USD	65,830	AUD	65,810	11/1/2024	HUB	20	—	20
USD	71,759	CAD	71,821	11/1/2024	HUB	—	(62)	(62)
USD	71,874	CAD	71,821	11/1/2024	HUB	53	—	53
USD	71,883	CAD	71,821	11/1/2024	HUB	62	—	62
USD	71,903	CAD	71,821	11/1/2024	HUB	82	—	82
USD	108,146	EUR	108,775	11/1/2024	HUB	—	(629)	(629)
USD	108,182	EUR	108,775	11/1/2024	HUB	—	(593)	(593)
USD	108,254	EUR	108,775	11/1/2024	HUB	—	(521)	(521)
USD	108,374	EUR	108,775	11/1/2024	HUB	—	(401)	(401)
NZD	179,310	USD	179,354	11/1/2024	HUB	—	(44)	(44)
JPY	197,446	USD	196,816	11/1/2024	HUB	630	—	630
EUR	435,100	USD	434,193	11/1/2024	HUB	907	—	907
AUD	1,052,960	USD	1,052,437	11/1/2024	HUB	523	—	523
USD	59,529	NZD	59,770	11/4/2024	HUB	—	(241)	(241)
USD	59,716	NZD	59,770	11/4/2024	HUB	—	(54)	(54)
USD	59,718	NZD	59,770	11/4/2024	HUB	—	(52)	(52)
USD	64,319	GBP	64,473	11/4/2024	HUB	—	(154)	(154)
USD	64,333	GBP	64,473	11/4/2024	HUB	—	(140)	(140)
USD	64,354	GBP	64,473	11/4/2024	HUB	—	(119)	(119)
USD	64,413	GBP	64,473	11/4/2024	HUB	—	(60)	(60)
USD	64,833	GBP	64,473	11/4/2024	HUB	360	—	360

See accompanying notes

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	65,550	AUD	65,810	11/4/2024	HUB	$—	$(260)	$(260)
USD	65,588	AUD	65,810	11/4/2024	HUB	—	(222)	(222)
USD	65,680	AUD	65,810	11/4/2024	HUB	—	(130)	(130)
USD	65,698	AUD	65,810	11/4/2024	HUB	—	(112)	(112)
USD	65,702	AUD	65,810	11/4/2024	HUB	—	(108)	(108)
USD	65,703	AUD	65,810	11/4/2024	HUB	—	(107)	(107)
USD	65,734	AUD	65,810	11/4/2024	HUB	—	(76)	(76)
USD	65,735	AUD	65,810	11/4/2024	HUB	—	(75)	(75)
USD	65,739	AUD	65,810	11/4/2024	HUB	—	(71)	(71)
USD	65,767	AUD	65,810	11/4/2024	HUB	—	(43)	(43)
USD	108,506	EUR	108,775	11/4/2024	HUB	—	(269)	(269)
USD	108,544	EUR	108,775	11/4/2024	HUB	—	(231)	(231)
USD	108,574	EUR	108,775	11/4/2024	HUB	—	(201)	(201)
USD	108,659	EUR	108,775	11/4/2024	HUB	—	(116)	(116)
USD	108,761	EUR	108,775	11/4/2024	HUB	—	(14)	(14)
USD	128,732	GBP	128,945	11/4/2024	HUB	—	(213)	(213)
USD	129,147	GBP	128,945	11/4/2024	HUB	202	—	202
USD	65,193	JPY	65,815	11/5/2024	HUB	—	(622)	(622)
USD	65,712	JPY	65,815	11/5/2024	HUB	—	(103)	(103)
CAD	71,831	USD	73,692	11/5/2024	HUB	—	(1,861)	(1,861)
USD	73,674	CAD	71,831	11/5/2024	HUB	1,843	—	1,843
CAD	143,662	USD	148,078	11/5/2024	HUB	—	(4,416)	(4,416)
USD	147,349	CAD	143,662	11/5/2024	HUB	3,687	—	3,687
USD	147,648	CAD	143,662	11/5/2024	HUB	3,986	—	3,986
CAD	215,493	USD	221,552	11/5/2024	HUB	—	(6,059)	(6,059)
CAD	287,324	USD	295,399	11/5/2024	HUB	—	(8,075)	(8,075)
CAD	287,324	USD	296,134	11/5/2024	HUB	—	(8,810)	(8,810)
CAD	287,324	USD	296,607	11/5/2024	HUB	—	(9,283)	(9,283)
CAD	287,324	USD	296,887	11/5/2024	HUB	—	(9,563)	(9,563)
USD	368,242	CAD	359,155	11/5/2024	HUB	9,087	—	9,087
USD	431,287	CAD	430,986	11/5/2024	HUB	301	—	301
CAD	574,649	USD	591,757	11/5/2024	HUB	—	(17,108)	(17,108)
CAD	574,649	USD	594,480	11/5/2024	HUB	—	(19,831)	(19,831)
USD	574,897	CAD	574,649	11/5/2024	HUB	248	—	248
CAD	646,480	USD	667,883	11/5/2024	HUB	—	(21,403)	(21,403)
USD	649,774	CAD	646,480	11/5/2024	HUB	3,294	—	3,294
USD	651,372	CAD	646,480	11/5/2024	HUB	4,892	—	4,892
USD	651,715	CAD	646,480	11/5/2024	HUB	5,235	—	5,235
USD	652,541	CAD	646,480	11/5/2024	HUB	6,061	—	6,061
CAD	718,311	USD	742,958	11/5/2024	HUB	—	(24,647)	(24,647)
USD	720,228	CAD	718,311	11/5/2024	HUB	1,917	—	1,917
USD	720,372	CAD	718,311	11/5/2024	HUB	2,061	—	2,061
USD	723,819	CAD	718,311	11/5/2024	HUB	5,508	—	5,508
USD	725,018	CAD	718,311	11/5/2024	HUB	6,707	—	6,707
CAD	861,973	USD	884,855	11/5/2024	HUB	—	(22,882)	(22,882)
CAD	861,973	USD	888,687	11/5/2024	HUB	—	(26,714)	(26,714)
USD	940,855	CAD	933,804	11/5/2024	HUB	7,051	—	7,051
USD	944,463	CAD	933,804	11/5/2024	HUB	10,659	—	10,659
USD	1,015,094	CAD	1,005,635	11/5/2024	HUB	9,459	—	9,459
CAD	1,077,466	USD	1,112,957	11/5/2024	HUB	—	(35,491)	(35,491)
CAD	1,077,466	USD	1,116,562	11/5/2024	HUB	—	(39,096)	(39,096)
USD	1,163,456	CAD	1,149,297	11/5/2024	HUB	14,159	—	14,159
USD	1,167,883	CAD	1,149,297	11/5/2024	HUB	18,586	—	18,586
USD	1,172,040	CAD	1,149,297	11/5/2024	HUB	22,743	—	22,743
CAD	1,221,128	USD	1,265,246	11/5/2024	HUB	—	(44,118)	(44,118)
CAD	1,508,453	USD	1,560,962	11/5/2024	HUB	—	(52,509)	(52,509)
USD	1,668,303	CAD	1,652,115	11/5/2024	HUB	16,188	—	16,188
USD	1,742,306	CAD	1,723,946	11/5/2024	HUB	18,360	—	18,360
USD	8,633,278	CAD	8,404,236	11/5/2024	HUB	229,042	—	229,042
AUD	65,812	USD	67,727	11/7/2024	HUB	—	(1,915)	(1,915)
USD	67,262	AUD	65,812	11/7/2024	HUB	1,450	—	1,450

See accompanying notes

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	67,269	AUD	65,812	11/7/2024	HUB	$1,457	$—	$1,457
USD	67,274	AUD	65,812	11/7/2024	HUB	1,462	—	1,462
USD	67,284	AUD	65,812	11/7/2024	HUB	1,472	—	1,472
USD	67,286	AUD	65,812	11/7/2024	HUB	1,474	—	1,474
USD	67,291	AUD	65,812	11/7/2024	HUB	1,479	—	1,479
USD	67,294	AUD	65,812	11/7/2024	HUB	1,482	—	1,482
USD	67,295	AUD	65,812	11/7/2024	HUB	1,483	—	1,483
AUD	131,625	USD	131,139	11/7/2024	HUB	486	—	486
AUD	131,625	USD	133,726	11/7/2024	HUB	—	(2,101)	(2,101)
AUD	131,625	USD	134,247	11/7/2024	HUB	—	(2,622)	(2,622)
USD	132,245	AUD	131,625	11/7/2024	HUB	620	—	620
USD	132,893	AUD	131,625	11/7/2024	HUB	1,268	—	1,268
USD	200,708	AUD	197,437	11/7/2024	HUB	3,271	—	3,271
USD	201,711	AUD	197,437	11/7/2024	HUB	4,274	—	4,274
USD	202,074	AUD	197,437	11/7/2024	HUB	4,637	—	4,637
AUD	263,249	USD	267,968	11/7/2024	HUB	—	(4,719)	(4,719)
AUD	263,249	USD	274,746	11/7/2024	HUB	—	(11,497)	(11,497)
AUD	329,062	USD	344,042	11/7/2024	HUB	—	(14,980)	(14,980)
AUD	329,062	USD	346,489	11/7/2024	HUB	—	(17,427)	(17,427)
AUD	329,062	USD	346,690	11/7/2024	HUB	—	(17,628)	(17,628)
USD	335,776	AUD	329,062	11/7/2024	HUB	6,714	—	6,714
USD	404,445	AUD	394,874	11/7/2024	HUB	9,571	—	9,571
USD	466,690	AUD	460,687	11/7/2024	HUB	6,003	—	6,003
USD	466,861	AUD	460,687	11/7/2024	HUB	6,174	—	6,174
USD	535,064	AUD	526,499	11/7/2024	HUB	8,565	—	8,565
AUD	592,311	USD	610,985	11/7/2024	HUB	—	(18,674)	(18,674)
AUD	592,311	USD	620,621	11/7/2024	HUB	—	(28,310)	(28,310)
AUD	658,124	USD	686,835	11/7/2024	HUB	—	(28,711)	(28,711)
USD	669,598	AUD	658,124	11/7/2024	HUB	11,474	—	11,474
USD	673,323	AUD	658,124	11/7/2024	HUB	15,199	—	15,199
AUD	723,936	USD	741,132	11/7/2024	HUB	—	(17,196)	(17,196)
AUD	723,936	USD	751,194	11/7/2024	HUB	—	(27,258)	(27,258)
USD	728,851	AUD	723,936	11/7/2024	HUB	4,915	—	4,915
USD	731,679	AUD	723,936	11/7/2024	HUB	7,743	—	7,743
USD	784,509	AUD	789,748	11/7/2024	HUB	—	(5,239)	(5,239)
AUD	789,748	USD	816,174	11/7/2024	HUB	—	(26,426)	(26,426)
USD	821,703	AUD	789,748	11/7/2024	HUB	31,955	—	31,955
AUD	855,561	USD	885,482	11/7/2024	HUB	—	(29,921)	(29,921)
AUD	855,561	USD	885,685	11/7/2024	HUB	—	(30,124)	(30,124)
AUD	855,561	USD	887,873	11/7/2024	HUB	—	(32,312)	(32,312)
USD	858,343	AUD	855,561	11/7/2024	HUB	2,782	—	2,782
AUD	921,373	USD	951,394	11/7/2024	HUB	—	(30,021)	(30,021)
AUD	921,373	USD	956,362	11/7/2024	HUB	—	(34,989)	(34,989)
AUD	921,373	USD	963,786	11/7/2024	HUB	—	(42,413)	(42,413)
USD	936,339	AUD	921,373	11/7/2024	HUB	14,966	—	14,966
USD	985,106	AUD	987,185	11/7/2024	HUB	—	(2,079)	(2,079)
USD	1,052,528	AUD	1,052,998	11/7/2024	HUB	—	(470)	(470)
AUD	1,118,810	USD	1,146,655	11/7/2024	HUB	—	(27,845)	(27,845)
AUD	1,118,810	USD	1,147,974	11/7/2024	HUB	—	(29,164)	(29,164)
USD	1,180,900	AUD	1,184,622	11/7/2024	HUB	—	(3,722)	(3,722)
AUD	1,250,435	USD	1,280,841	11/7/2024	HUB	—	(30,406)	(30,406)
AUD	1,250,435	USD	1,283,341	11/7/2024	HUB	—	(32,906)	(32,906)
USD	1,346,848	AUD	1,316,247	11/7/2024	HUB	30,601	—	30,601
USD	1,633,145	AUD	1,645,309	11/7/2024	HUB	—	(12,164)	(12,164)
USD	2,550,690	AUD	2,566,682	11/7/2024	HUB	—	(15,992)	(15,992)
EUR	309,051	USD	309,769	11/14/2024	HUB	—	(718)	(718)
USD	350,879	GBP	348,147	11/14/2024	HUB	2,732	—	2,732
USD	935,741	EUR	933,628	11/14/2024	HUB	2,113	—	2,113
JPY	66,053	USD	69,727	12/3/2024	HUB	—	(3,674)	(3,674)
JPY	66,053	USD	69,809	12/3/2024	HUB	—	(3,756)	(3,756)
JPY	66,053	USD	69,907	12/3/2024	HUB	—	(3,854)	(3,854)

See accompanying notes

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	66,053	USD	70,553	12/3/2024	HUB	$—	$(4,500)	$(4,500)
JPY	66,053	USD	71,145	12/3/2024	HUB	—	(5,092)	(5,092)
USD	70,010	JPY	66,053	12/3/2024	HUB	3,957	—	3,957
JPY	132,105	USD	139,540	12/3/2024	HUB	—	(7,435)	(7,435)
JPY	132,105	USD	140,090	12/3/2024	HUB	—	(7,985)	(7,985)
JPY	132,105	USD	141,417	12/3/2024	HUB	—	(9,312)	(9,312)
JPY	132,105	USD	141,664	12/3/2024	HUB	—	(9,559)	(9,559)
JPY	132,105	USD	141,754	12/3/2024	HUB	—	(9,649)	(9,649)
JPY	132,105	USD	142,726	12/3/2024	HUB	—	(10,621)	(10,621)
JPY	132,105	USD	143,006	12/3/2024	HUB	—	(10,901)	(10,901)
JPY	132,105	USD	143,101	12/3/2024	HUB	—	(10,996)	(10,996)
USD	136,152	JPY	132,105	12/3/2024	HUB	4,047	—	4,047
USD	196,458	JPY	198,158	12/3/2024	HUB	—	(1,700)	(1,700)
USD	196,634	JPY	198,158	12/3/2024	HUB	—	(1,524)	(1,524)
USD	197,633	JPY	198,158	12/3/2024	HUB	—	(525)	(525)
JPY	198,158	USD	210,207	12/3/2024	HUB	—	(12,049)	(12,049)
JPY	198,158	USD	213,241	12/3/2024	HUB	—	(15,083)	(15,083)
USD	262,245	JPY	264,211	12/3/2024	HUB	—	(1,966)	(1,966)
USD	264,176	JPY	264,211	12/3/2024	HUB	—	(35)	(35)
USD	269,953	JPY	264,211	12/3/2024	HUB	5,742	—	5,742
USD	271,237	JPY	264,211	12/3/2024	HUB	7,026	—	7,026
USD	275,784	JPY	264,211	12/3/2024	HUB	11,573	—	11,573
USD	330,492	JPY	330,263	12/3/2024	HUB	229	—	229
USD	333,476	JPY	330,263	12/3/2024	HUB	3,213	—	3,213
USD	336,080	JPY	330,263	12/3/2024	HUB	5,817	—	5,817
USD	338,068	JPY	330,263	12/3/2024	HUB	7,805	—	7,805
JPY	396,316	USD	431,226	12/3/2024	HUB	—	(34,910)	(34,910)
USD	462,243	JPY	462,369	12/3/2024	HUB	—	(126)	(126)
USD	542,775	JPY	528,421	12/3/2024	HUB	14,354	—	14,354
USD	603,443	JPY	594,474	12/3/2024	HUB	8,969	—	8,969
USD	604,966	JPY	594,474	12/3/2024	HUB	10,492	—	10,492
USD	741,388	JPY	726,579	12/3/2024	HUB	14,809	—	14,809
USD	808,726	JPY	792,632	12/3/2024	HUB	16,094	—	16,094
USD	3,059,180	JPY	2,906,317	12/3/2024	HUB	152,863	—	152,863
GBP	64,467	USD	65,321	12/16/2024	HUB	—	(854)	(854)
GBP	64,467	USD	65,327	12/16/2024	HUB	—	(860)	(860)
USD	64,885	GBP	64,467	12/16/2024	HUB	418	—	418
USD	129,664	GBP	128,935	12/16/2024	HUB	729	—	729
USD	194,493	GBP	193,402	12/16/2024	HUB	1,091	—	1,091
USD	195,104	GBP	193,402	12/16/2024	HUB	1,702	—	1,702
USD	195,172	GBP	193,402	12/16/2024	HUB	1,770	—	1,770
GBP	257,870	USD	265,644	12/16/2024	HUB	—	(7,774)	(7,774)
USD	258,818	GBP	257,870	12/16/2024	HUB	948	—	948
USD	259,238	GBP	257,870	12/16/2024	HUB	1,368	—	1,368
GBP	322,337	USD	326,438	12/16/2024	HUB	—	(4,101)	(4,101)
GBP	386,805	USD	391,038	12/16/2024	HUB	—	(4,233)	(4,233)
USD	392,332	GBP	386,805	12/16/2024	HUB	5,527	—	5,527
USD	519,526	GBP	515,740	12/16/2024	HUB	3,786	—	3,786
USD	521,968	GBP	515,740	12/16/2024	HUB	6,228	—	6,228
USD	525,938	GBP	515,740	12/16/2024	HUB	10,198	—	10,198
USD	850,413	GBP	838,077	12/16/2024	HUB	12,336	—	12,336
GBP	1,224,882	USD	1,234,687	12/16/2024	HUB	—	(9,805)	(9,805)
USD	1,377,514	GBP	1,353,817	12/16/2024	HUB	23,697	—	23,697
USD	3,403,397	GBP	3,352,309	12/16/2024	HUB	51,088	—	51,088
GBP	6,844,985	USD	7,103,141	12/16/2024	HUB	—	(258,156)	(258,156)
GBP	10,432,302	USD	10,824,555	12/16/2024	HUB	—	(392,253)	(392,253)
NZD	59,793	USD	63,070	12/17/2024	HUB	—	(3,277)	(3,277)
NZD	59,793	USD	63,677	12/17/2024	HUB	—	(3,884)	(3,884)
USD	60,632	NZD	59,793	12/17/2024	HUB	839	—	839
USD	60,923	NZD	59,793	12/17/2024	HUB	1,130	—	1,130
USD	60,956	NZD	59,793	12/17/2024	HUB	1,163	—	1,163

See accompanying notes

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	60,965	NZD	59,793	12/17/2024	HUB	$1,172	$—	$1,172
USD	60,978	NZD	59,793	12/17/2024	HUB	1,185	—	1,185
USD	60,981	NZD	59,793	12/17/2024	HUB	1,188	—	1,188
EUR	108,973	USD	111,676	12/17/2024	HUB	—	(2,703)	(2,703)
USD	109,351	EUR	108,973	12/17/2024	HUB	378	—	378
USD	109,356	EUR	108,973	12/17/2024	HUB	383	—	383
USD	109,357	EUR	108,973	12/17/2024	HUB	384	—	384
USD	109,362	EUR	108,973	12/17/2024	HUB	389	—	389
USD	109,366	EUR	108,973	12/17/2024	HUB	393	—	393
USD	109,373	EUR	108,973	12/17/2024	HUB	400	—	400
USD	109,375	EUR	108,973	12/17/2024	HUB	402	—	402
NZD	119,586	USD	125,860	12/17/2024	HUB	—	(6,274)	(6,274)
NZD	119,586	USD	126,667	12/17/2024	HUB	—	(7,081)	(7,081)
USD	179,428	NZD	179,379	12/17/2024	HUB	49	—	49
USD	181,771	NZD	179,379	12/17/2024	HUB	2,392	—	2,392
USD	181,948	NZD	179,379	12/17/2024	HUB	2,569	—	2,569
EUR	217,947	USD	222,017	12/17/2024	HUB	—	(4,070)	(4,070)
USD	109,363	EUR	108,973	12/17/2024	HUB	390	—	390
USD	109,363	EUR	108,973	12/17/2024	HUB	390	—	390
USD	109,367	EUR	108,973	12/17/2024	HUB	394	—	394
USD	109,367	EUR	108,973	12/17/2024	HUB	394	—	394
USD	109,379	EUR	108,973	12/17/2024	HUB	406	—	406
USD	109,379	EUR	108,973	12/17/2024	HUB	406	—	406
USD	239,079	NZD	239,172	12/17/2024	HUB	—	(93)	(93)
USD	239,911	NZD	239,172	12/17/2024	HUB	739	—	739
USD	241,467	NZD	239,172	12/17/2024	HUB	2,295	—	2,295
USD	242,609	NZD	239,172	12/17/2024	HUB	3,437	—	3,437
USD	242,763	NZD	239,172	12/17/2024	HUB	3,591	—	3,591
USD	246,327	NZD	239,172	12/17/2024	HUB	7,155	—	7,155
USD	301,206	NZD	298,965	12/17/2024	HUB	2,241	—	2,241
USD	304,749	NZD	298,965	12/17/2024	HUB	5,784	—	5,784
USD	426,507	NZD	418,551	12/17/2024	HUB	7,956	—	7,956
USD	426,706	NZD	418,551	12/17/2024	HUB	8,155	—	8,155
USD	435,012	EUR	435,893	12/17/2024	HUB	—	(881)	(881)
USD	551,072	NZD	538,137	12/17/2024	HUB	12,935	—	12,935
USD	597,803	NZD	597,930	12/17/2024	HUB	—	(127)	(127)
USD	757,508	EUR	762,813	12/17/2024	HUB	—	(5,305)	(5,305)
USD	763,397	EUR	762,813	12/17/2024	HUB	584	—	584
USD	866,689	EUR	871,786	12/17/2024	HUB	—	(5,097)	(5,097)
USD	867,195	EUR	871,786	12/17/2024	HUB	—	(4,591)	(4,591)
USD	877,644	EUR	871,786	12/17/2024	HUB	5,858	—	5,858
USD	972,967	EUR	980,760	12/17/2024	HUB	—	(7,793)	(7,793)
USD	973,829	EUR	980,760	12/17/2024	HUB	—	(6,931)	(6,931)
USD	975,584	EUR	980,760	12/17/2024	HUB	—	(5,176)	(5,176)
USD	976,586	EUR	980,760	12/17/2024	HUB	—	(4,174)	(4,174)
USD	987,038	EUR	980,760	12/17/2024	HUB	6,278	—	6,278
USD	1,196,709	EUR	1,198,706	12/17/2024	HUB	—	(1,997)	(1,997)
USD	1,210,187	EUR	1,198,706	12/17/2024	HUB	11,481	—	11,481
USD	1,305,630	EUR	1,307,679	12/17/2024	HUB	—	(2,049)	(2,049)
USD	1,319,408	EUR	1,307,679	12/17/2024	HUB	11,729	—	11,729
USD	1,413,126	EUR	1,416,653	12/17/2024	HUB	—	(3,527)	(3,527)
USD	2,212,682	EUR	2,179,466	12/17/2024	HUB	33,216	—	33,216
NZD	2,810,270	USD	2,952,907	12/17/2024	HUB	—	(142,637)	(142,637)
USD	3,745,222	EUR	3,705,091	12/17/2024	HUB	40,131	—	40,131
EUR	14,166,526	USD	14,534,273	12/17/2024	HUB	—	(367,747)	(367,747)
USD	115,397	CHF	115,801	11/1/2024	NWM	—	(404)	(404)
CHF	115,801	USD	115,472	11/1/2024	NWM	329	—	329
USD	115,544	CHF	115,801	11/4/2024	NWM	—	(257)	(257)
USD	115,860	CHF	116,370	12/18/2024	NWM	—	(510)	(510)
USD	115,979	CHF	116,370	12/18/2024	NWM	—	(391)	(391)
USD	116,063	CHF	116,370	12/18/2024	NWM	—	(307)	(307)

See accompanying notes

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

Forward Foreign Currency Contracts Open on October 31, 2024 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	116,086	CHF	116,370	12/18/2024	NWM	$—	$(284)	$(284)
USD	116,099	CHF	116,370	12/18/2024	NWM	—	(271)	(271)
USD	116,125	CHF	116,370	12/18/2024	NWM	—	(245)	(245)
USD	116,126	CHF	116,370	12/18/2024	NWM	—	(244)	(244)
USD	116,240	CHF	116,370	12/18/2024	NWM	—	(130)	(130)
USD	116,264	CHF	116,370	12/18/2024	NWM	—	(106)	(106)
USD	116,345	CHF	116,370	12/18/2024	NWM	—	(25)	(25)
CHF	116,370	USD	119,090	12/18/2024	NWM	—	(2,720)	(2,720)
CHF	116,370	USD	119,471	12/18/2024	NWM	—	(3,101)	(3,101)
CHF	116,370	USD	119,544	12/18/2024	NWM	—	(3,174)	(3,174)
CHF	116,370	USD	119,555	12/18/2024	NWM	—	(3,185)	(3,185)
CHF	116,370	USD	119,590	12/18/2024	NWM	—	(3,220)	(3,220)
CHF	116,370	USD	119,813	12/18/2024	NWM	—	(3,443)	(3,443)
CHF	116,370	USD	119,980	12/18/2024	NWM	—	(3,610)	(3,610)
CHF	116,370	USD	120,399	12/18/2024	NWM	—	(4,029)	(4,029)
USD	116,717	CHF	116,370	12/18/2024	NWM	347	—	347
USD	116,724	CHF	116,370	12/18/2024	NWM	354	—	354
USD	117,452	CHF	116,370	12/18/2024	NWM	1,082	—	1,082
USD	117,503	CHF	116,370	12/18/2024	NWM	1,133	—	1,133
USD	354,168	CHF	349,110	12/18/2024	NWM	5,058	—	5,058

						$1,168,804	$(2,401,251)	$(1,232,447)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

HUB	HSBC Bank PLC
NWM	NatWest Markets PLC

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

Index Abbreviations:

DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500	Standard & Poor’s 500 Index - U.S. Equity Large-Cap Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
COMEX	The Commodity Exchange Inc.
GILT	Bank of England Bonds.

See accompanying notes

American Beacon AHL Trend ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

AHL Trend ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$34,183,727	$—	$34,183,727

Total Investments in Securities - Assets	$—	$34,183,727	$—	$34,183,727

Financial Derivative Instruments - Assets
Futures Contracts	$1,264,447	$—	$—	$1,264,447
Forward Foreign Currency Contracts	—	1,168,804	—	1,168,804

Total Financial Derivative Instruments - Assets	$1,264,447	$1,168,804	$—	$2,433,251

Financial Derivative Instruments - Liabilities
Futures Contracts	$(308,269)	$—	$—	$(308,269)
Forward Foreign Currency Contracts	—	(2,401,251)	—	(2,401,251)

Total Financial Derivative Instruments - Liabilities	$(308,269)	$(2,401,251)	$—	$(2,709,520)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Shares	Fair Value
Brazil - 2.77%
Foreign Common Stocks - 2.77%
Adecoagro SA	100,039	$1,150,449
ERO Copper Corp.A	42,863	786,107

Total Foreign Common Stocks		1,936,556

Total Brazil (Cost $1,778,006)		1,936,556

Burkina Faso - 1.53% (Cost $1,071,167)
Foreign Common Stocks - 1.53%
Endeavour Mining PLC	48,338	1,070,320

Canada - 26.01%
Foreign Common Stocks - 26.01%
Calibre Mining Corp.A	858,089	1,559,209
Capstone Copper Corp.A	394,682	2,729,765
Hudbay Minerals, Inc.	159,274	1,428,759
Ivanhoe Mines Ltd., Class AA	98,029	1,296,164
Kinross Gold Corp.	332,117	3,347,739
Methanex Corp.	62,595	2,451,846
NexGen Energy Ltd.A	132,650	976,304
Pan American Silver Corp.	76,134	1,782,297
Teck Resources Ltd., Class B	56,486	2,626,034

Total Foreign Common Stocks		18,198,117

Total Canada (Cost $17,278,209)		18,198,117

Chile - 1.34% (Cost $1,008,719)
Foreign Common Stocks - 1.34%
Lundin Mining Corp.	96,421	937,653

China/Hong Kong - 1.26% (Cost $629,070)
Foreign Common Stocks - 1.26%
China Hongqiao Group Ltd.	545,500	879,918

Germany - 7.31%
Foreign Common Stocks - 7.31%
BASF SE	29,169	1,416,522
Siemens Energy AGA	90,559	3,696,913

Total Foreign Common Stocks		5,113,435

Total Germany (Cost $3,581,887)		5,113,435

South Africa - 1.99% (Cost $1,144,709)
Foreign Common Stocks - 1.99%
Anglo American PLC	44,907	1,389,729

United Kingdom - 2.36% (Cost $1,532,931)
Foreign Common Stocks - 2.36%
Anglogold Ashanti PLC	59,349	1,649,902

United States - 53.90%
Common Stocks - 53.90%
Alcoa Corp.	61,199	2,453,468
Antero Resources Corp.A	54,243	1,403,809
BellRing Brands, Inc.A	23,099	1,520,607
Century Aluminum Co.A	83,307	1,470,369
CF Industries Holdings, Inc.	14,617	1,201,956
Chemours Co.	53,584	973,085
Coeur Mining, Inc.A	264,054	1,700,508
Corteva, Inc.	12,311	749,986
Darling Ingredients, Inc.A	37,889	1,481,839

See accompanying notes

American Beacon GLG Natural Resources ETFSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Shares	Fair Value
United States - 53.90% (continued)
Common Stocks - 53.90% (continued)
Diamondback Energy, Inc.	12,481	$2,206,266
Expand Energy Corp.	8,337	706,311
First Solar, Inc.A	7,013	1,363,888
Fluence Energy, Inc.A	75,575	1,643,756
GE Vernova, Inc.A	4,908	1,480,547
Ingredion, Inc.	8,748	1,161,384
Kinetik Holdings, Inc.	42,490	2,067,988
Newmont Corp.	15,812	718,497
Permian Resources Corp.	178,293	2,430,134
Primoris Services Corp.	16,282	1,019,579
Range Resources Corp.	22,788	684,324
Smurfit WestRock PLC	50,257	2,588,236
Talen Energy Corp.A	8,316	1,508,190
Targa Resources Corp.	19,467	3,250,210
U.S. Steel Corp.	49,491	1,922,725

Total Common Stocks		37,707,662

Total United States (Cost $34,312,032)		37,707,662

Zambia - 1.11% (Cost $711,647)
Foreign Common Stocks - 1.11%
First Quantum Minerals Ltd.A	60,197	777,782

TOTAL INVESTMENTS - 99.58% (Cost $63,048,377)		69,661,074
OTHER ASSETS, NET OF LIABILITIES - 0.42%		291,961

TOTAL NET ASSETS - 100.00%		$69,953,035

Percentages are stated as a percent of net assets.

A	Non-income producing security.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

GLG Natural Resources ETF Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Common Stocks
Brazil	$1,936,556	$—	$—	$1,936,556
Burkina Faso	1,070,320	—	—	1,070,320
Canada	18,198,117	—	—	18,198,117
Chile	937,653	—	—	937,653
China/Hong Kong	879,918	—	—	879,918
Germany	5,113,435	—	—	5,113,435
South Africa	1,389,729	—	—	1,389,729
United Kingdom	1,649,902	—	—	1,649,902
Zambia	777,782	—	—	777,782
Common Stocks
United States	37,707,662	—	—	37,707,662

Total Investments in Securities - Assets	$69,661,074	$—	$—	$69,661,074

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding, which may differ from the Fund’s market price. Investors that purchase and sell the Fund in the secondary market will transact at market prices, which may be lower or higher than the NAV per share.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and

American Beacon Select FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.